Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Mar. 31, 2018	Mar. 31, 2017
Fair value of financial instruments
Total borrowings (note 21)	€ 74,718	€ 52,955
Cash and cash equivalents (Note 19)	(13,284)	(13,637)	€ (13,637)
Investments	(7,089)	(13,012)	(13,012)
Financial liabilities under put option arrangements	1,850	1,844
Equity shareholders' funds	62,625	63,445	€ 63,188	€ 68,607	€ 73,719
Capital	€ 116,253	92,322
Number of shares equivalent in cash at settlement	2,547
Maximum payable under guarantees	€ 1,283	757
Provision of guarantees by entity,	0
Purchased supplier invoices	2,400	2,500
Short-term investments
Fair value of financial instruments
Investments	(5,247)	(11,095)
Derivative financial instruments included in trade and other receivables (note 14)
Fair value of financial instruments
Other financial assets	(9,176)	(3,634)
Derivative financial instruments included in trade and other payables (note 15)
Fair value of financial instruments
Other financial liabilities	€ 4,767	€ 2,444